Commitment and contingencies	12 Months Ended
Mar. 31, 2025
Commitment And Contingencies
Commitment and contingencies

38.	Commitment and contingencies

a) Capital and other commitments:

● Contractual commitments for capital expenditure pending were INR Nil as at March 31, 2025 (INR 10,818 as at March 31, 2024). Contractual commitments for capital expenditure are relating to acquisition of computer software and websites, office equipment, furniture and fixtures.

b) Contingent liabilities

i) Contingent liabilities not provided for in respect of:

	March 31, 2024	March 31, 2025
Claims against the Group not recognized as debts*	114,410	103,829
Service tax demand**	311,889	35,377
Income tax demand***	286,860	821,929
Goods and service tax demand****	-	64,689
Bank Guarantee (refer note 32)	-	121,000
	713,159	1,146,824

*	These represent claims made by the customers due to service related issues, which are contested by the Group and are pending in various District Consumer Redressal Forums in India. Also these include demand raised under Section 6 of The Employees’ Provident Fund and Misc. Provisions Act,1952 for the financial year 2017-18 and 2018-19. The management does not expect these claims/ demands to succeed and, accordingly, no provision has been recognized in the consolidated financial statements. Therefore the same has been classified as a contingent liability.

** Service tax demand includes:

- INR 7,522 (March 31, 2024: INR 50,353) represents service tax demand for the period April 2007 to March 2015. The Company has filed appeals before appellate authorities. The management believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognized in the consolidated financial statements.

- INR 27,855 (March 31, 2024: INR 261,536), represents show cause cum demand notices raised by service tax authorities over the Group. Based on the Group’s evaluation, the management believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognized in the consolidated financial statements.

*** Income tax demand includes:

- INR 294,309 (March 31, 2024: INR 286,860), represents show cause cum demand notices raised by Income Tax authorities over subsidiary companies. Based on the Group’s evaluation, the management believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognized in the consolidated financial statements.

- INR 527,620 (March 31, 2024: INR Nil), on account of certain additions/disallowance made in one of the subsidiary company, represents income tax demand for the financial year 2021–22. The subsidiary company has filed an appeal before the Commissioner of Income Tax (Appeals) in respect of the demand. Based on the Group’s evaluation, believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognized in the consolidated financial statements.

**** Goods and service tax demand includes:

INR 64,689 (March 31, 2024: INR Nil), represents show cause cum demand notices raised by GST authorities w.r.t. alleged excess Input Tax Credit (ITC) claims and discrepancies identified in the GST returns filed for the financial years 2017 to 2021. Based on the Group’s evaluation, believes that likelihood of demand materialising is not probable, and accordingly, no provision has been recognized in the consolidated financial statements.

c) Lease commitment -Group as lessee

As lessee, the Group’s obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate.

There were no short term non-cancellable lease contract outstanding as at March 31, 2024 and March 31, 2025.

During the year ended March 31, 2025, INR 10,968 was recognized as rent expense under other operating expenses in statement of profit and loss in respect of short term leases (March 31, 2024: INR 3,646 and March 31, 2023: INR 1,832). (Refer note 42)

d) Pursuant to the order issued in 2021, corporate insolvency resolution process was initiated against Ezeego One Travel and Tours Limited (“Ezeego”) under the Insolvency and Bankruptcy Code, 2016 (the “IBC”) and Resolution Professional was appointed. Ezeego filed a company petition against one of the Subsidiary company alleging non-payment of INR 219,773. The Subsidiary company challenged the impugned order through an appeal filed during the year. The Hon’ble Appellate Tribunal granted a stay on the impugned order, and the subsidiary has deposited INR 40,319 as a fixed deposit with NCLAT, New Delhi.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)